Provisions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance	$ 38,986	$ 42,482
Increases	438,017	334,840
Payments	(430,314)	(338,336)
Ending balance	46,689	38,986
Commissions, promotions and other [Member]
Statement Line Items [Line Items]
Beginning balance	35,805	41,324
Increases	345,148	247,282
Payments	(348,174)	(252,801)
Ending balance	32,779	35,805
Bonuses and other employee benefits [Member]
Statement Line Items [Line Items]
Beginning balance	1,958	1,158
Increases	90,843	56,854
Payments	(79,445)	(56,054)
Ending balance	13,356	1,958
Professional services fees [Member]
Statement Line Items [Line Items]
Beginning balance	1,223
Increases	2,026	30,704
Payments	(2,695)	(29,481)
Ending balance	$ 554	$ 1,223